TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE

Reconciliation between the statutory rate and the effective tax rate is as follows for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
PRC statutory tax rate	25%	25%	25%
Net impact of exemption and favorable tax rate rendered by local tax authorities			-%
Foreign loss not recognized in PRC	2%	-%	3%
Permanent difference and others	(4)%	(1)%	(6)%
Change in valuation allowance	(23)%	(25)%	(22)%
Effective tax rate	-	-	-

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were as follows:

	December 31, 2022	December 31, 2021

Tax effect of net operating losses carried forward	3,968,729	1,411,062
Valuation allowance	(3,968,729)	(1,411,062)
Deferred tax assets, net	$-	$-